UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

New Era Fund	September 30, 2014

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.2%		
AGRICULTURE 3.3%		
Agricultural Products 0.9%		
Bunge Limited	448,700	37,794
		37,794
Fertilizers & Agricultural Chemicals 2.4%		
CF Industries	46,100	12,872
Monsanto	251,200	28,263
Mosaic	873,800	38,805
Potash Corporation of Saskatchewan	818,168	28,276
		108,216
Total Agriculture		146,010
CHEMICALS 10.7%		
Specialty Chemicals 10.7%		
Air Products & Chemicals	167,600	21,818
Airgas	807,300	89,328
Celanese, Series A	1,094,100	64,027
Ecolab	655,500	75,271
Flotek Industries (1)	635,300	16,562
International Flavors & Fragrances	142,100	13,624
Johnson Matthey (GBP)	304,803	14,342
Platform Specialty Products (1)	240,525	6,018
Praxair	403,200	52,013
RPM	1,401,900	64,179
Sherwin-Williams	137,600	30,133
Victrex (GBP)	1,271,540	33,072
Total Chemicals		480,387

ENERGY INDUSTRIALS 8.9%

Construction & Engineering 2.2%		
Babcock & Wilcox	1,314,150	36,389
Jacobs Engineering Group (1)	569,700	27,813
Quanta Services (1)	857,800	31,129
		95,331
Construction Materials 3.2%		
Eagle Materials	217,000	22,097
Holcim (CHF)	308,996	22,421
Martin Marietta Materials	615,200	79,324
Vulcan Materials	334,300	20,135
		143,977
Industrial Machinery 2.0%		
Flowserve	993,000	70,026
Harsco	661,691	14,167
Valmont Industries	45,800	6,180
		90,373
Metal & Glass Containers 1.5%		
Ball	454,100	28,731
Berry Plastics (1)	1,160,100	29,281
Vidrala (EUR)	221,519	9,716
		67,728
Total Energy Industrials		397,409

ENERGY SERVICES & PROCESSORS 8.5%

Oil & Gas Equipment & Services 7.2%		
AMEC (GBP)	3,067,919	54,613
Cameron International (1)	478,952	31,793
Computer Modelling (CAD)	530,600	5,515
Core Laboratories	135,800	19,874
Exterran Holdings	729,200	32,311

Halliburton	554,900	35,796
Helix Energy Solutions Group (1)	820,500	18,100
National Oilwell Varco	413,400	31,460
Schlumberger	744,035	75,661
Tenaris, ADR	152,000	6,924
Tesco	466,400	9,258
		321,305
Oil & Gas Refining & Marketing 1.3%		
Phillips 66	704,800	57,308
		57,308
Total Energy Services & Processors		378,613
EXPLORATION & PRODUCTION 32.4%		
Non-U.S. Oil & Gas Exploration & Production 4.7%		
Canadian International Oil, Acquisition Date: 7/14/14 Cost $7,407 (CAD) (1)(2)(3)	2,910,500	6,887
Canadian Natural Resources	1,216,300	47,241
Genel Energy (GBP) (1)	824,640	11,152
NuVista Energy (CAD) (1)	1,681,300	15,658
Ophir Energy (GBP) (1)	5,122,667	18,951
Premier Oil (GBP)	4,281,008	23,070
Salamander Energy (GBP) (1)	10,110,651	16,394
Santos (AUD)	1,694,303	20,213
Seven Generations Energy, Class A, Acquisition Date: 12/18/13 - 4/3/14, Cost $11,593 (CAD) (1)(2)(3)	1,002,216	18,345
Talisman Energy (CAD)	2,555,700	22,112
Tullow Oil (GBP)	938,032	9,766
		209,789
U.S. Mixed Exploration & Production 5.7%		
Chesapeake Energy	1,368,700	31,467
Eclipse Resources (1)	368,300	6,121
EQT	1,033,900	94,643
Range Resources	1,137,320	77,122

Rice Energy (1)	85,400	2,272
WPX Energy (1)	1,896,400	45,627
		257,252
U.S. Oil Exploration & Production 22.0%		
Anadarko Petroleum	988,800	100,304
Apache	1,041,000	97,719
Athlon Energy (1)	1,335,169	77,747
Cimarex Energy	817,350	103,419
Concho Resources (1)	871,900	109,327
Continental Resources (1)	687,300	45,692
Diamondback Energy (1)	544,700	40,733
EOG Resources	718,732	71,169
Marathon Oil	992,600	37,312
Matador Resources (1)	797,800	20,623
Oasis Petroleum (1)	857,163	35,838
Parsley Energy (1)	919,400	19,611
PDC Energy (1)	250,657	12,605
Pioneer Natural Resources	709,600	139,770
SM Energy	951,200	74,193
		986,062
Total Exploration & Production		1,453,103
INTEGRATEDS 10.4%		
Integrated Oil & Gas 10.4%		
Chevron	287,100	34,257
Eni (EUR)	4,000,641	94,976
Exxon Mobil Corporation	1,355,200	127,457
Hess	720,700	67,976
Royal Dutch Shell, ADR	1,874,400	142,698
Total Integrateds		467,364

METALS & MINING 10.7%		
Coal & Consumable Fuels 0.7%		
Cloud Peak Energy (1)	918,700	11,594
CONSOL Energy	558,800	21,156
		32,750
Diversified Metals & Mining 6.8%		
ArcelorMittal	856,700	11,728
BHP Billiton (AUD)	2,027,306	59,650
Constellium (1)	704,900	17,348
Fortescue Metals Group (AUD)	7,888,779	23,876
MMC Norilsk Nickel, ADR	950,989	17,659
Southern Copper	2,123,700	62,968
Steel Dynamics	816,700	18,466
U.S. Steel	837,300	32,797
US Silica Holdings	433,500	27,098
Worthington Industries	865,300	32,206
		303,796
Precious Metals & Minerals 3.2%		
AngloGold Ashanti (ZAR) (1)	584,635	7,091
Franco-Nevada (CAD)	791,600	38,854
Fresnillo (GBP)	1,636,755	20,092
Petra Diamonds (GBP) (1)	14,487,602	44,530
Randgold Resources (GBP)	274,612	18,640
Silver Wheaton (CAD)	685,100	13,666
		142,873
Total Metals & Mining		479,419
OTHER 3.9%		
Paper & Forest Products 3.9%		
Clearwater Paper (1)	227,970	13,703
International Paper	941,578	44,951
Kapstone Paper & Packaging (1)	513,200	14,354

MeadWestvaco	494,300	20,237
Schweitzer-Mauduit International	212,800	8,791
West Fraser Timber (CAD)	286,700	14,016
Weyerhaeuser, REIT	1,814,879	57,822
Total Other		173,874
UTILITIES 9.3%		
Electric Utilities 1.6%		
American Electric Power	765,000	39,941
FirstEnergy	506,300	16,996
PNM Resources	596,300	14,854
		71,791
Gas Utilities 0.6%		
Infraestructura Energetica Nova (MXN)	4,674,487	28,554
		28,554
Independent Power Producers & Energy Traders 1.1%		
Dynegy (1)	673,300	19,431
NRG Energy	1,027,377	31,315
		50,746
Multi-Utilities 5.3%		
CenterPoint Energy	816,300	19,975
GDF Suez (EUR)	906,704	22,677
National Grid (GBP)	2,751,097	39,446
NiSource	2,813,300	115,289
PG&E	868,800	39,131
		236,518
Water Utilities 0.7%		
Western Water (1)(3)	2,259	—
Western Water, Warrants, 9/1/15, Acquisition Date: 10/16/09 - 8/24/11, Cost $0 (1)(2)(3)	12,766	—

Xylem	808,400	28,690
		28,690
Total Utilities		416,299
Total Miscellaneous Common Stocks 1.1 % (4)		49,207
Total Common Stocks (Cost $3,425,432)		4,441,685
BANK LOANS 0.0% (5)		
Western Water, VR, 10.00%, 9/1/15 (1)(3)	2,200,476	–
Total Bank Loans (Cost $1,991)		–
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Reserve Investment Fund, 0.05% (6)(7)	36,974,128	36,974
Total Short-Term Investments (Cost $36,974)		36,974
Total Investments in Securities		
100.0% of Net Assets (Cost $3,464,397)		$ 4,478,659

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $25,232 and represents 0.6% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(6) Seven-day yield

(7) Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any.

The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $6,181,000 for the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $3,464,397,000. Net unrealized gain aggregated $1,014,203,000 at period-end, of which $1,116,343,000 related to appreciated investments and $102,140,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014